Stockholders' Equity (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense
Total compensation cost	$ 2,732,000	$ 809,000	$ 3,429,000	$ 858,000	$ 1,037,000
Stock options
Stock-based compensation expense
Unrecognized compensation expense	11,933,000
Expected weighted-average period of recognition	2 years 6 months 4 days
Research and development
Stock-based compensation expense
Total compensation cost	1,476,000	366,000	904,000	451,000	510,000
General and administrative
Stock-based compensation expense
Total compensation cost	$ 1,256,000	$ 443,000	$ 2,525,000	$ 407,000	$ 527,000